Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2022 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2022, the Fund owned 0.7% of Tax-Managed Growth Portfolio's outstanding interests, 43.5% of Tax-Managed International Equity Portfolio's outstanding interests, 43.3% of Tax-Managed Multi-Cap Growth Portfolio's outstanding interests, 34.0% of Tax-Managed Small-Cap Portfolio's outstanding interests and 18.3% of Tax-Managed Value Portfolio's outstanding interests. The Fund's Portfolio of Investments at July 31, 2022 is set forth below.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 93.1%
Description	Value
Tax-Managed Growth Portfolio (identified cost, $75,195,786)	$213,958,533
Tax-Managed International Equity Portfolio (identified cost, $26,917,723)	29,523,987
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $32,881,760)	87,473,044
Tax-Managed Small-Cap Portfolio (identified cost, $53,197,713)	63,836,053
Tax-Managed Value Portfolio (identified cost, $95,215,250)	165,756,975
Total Investments in Affiliated Portfolios (identified cost $283,408,232)	$560,548,592

Debt Obligations — 4.2%(1)
Security	Principal Amount (000's omitted)	Value
Banks — 2.5%
Banco Davivienda S.A., 6.65% to 4/22/31(2)(3)(4)	$200	$ 150,990
Banco Mercantil del Norte S.A./Grand Cayman, 8.375% to 10/14/30(2)(3)(4)	600	570,987
Bank of America Corp., Series TT, 6.125% to 4/27/27(3)(4)	958	965,185
Barclays PLC, 6.125% to 12/15/25(3)(4)	1,000	965,550
BNP Paribas S.A., 4.625% to 2/25/31(2)(3)(4)	603	487,113
Citigroup, Inc., Series M, 6.30% to 5/15/24(3)(4)	940	911,733
Credit Suisse Group AG:
5.25% to 2/11/27(2)(3)(4)	230	190,325
7.50% to 7/17/23(2)(3)(4)	200	186,360
9.75% to 6/23/27(2)(3)(4)	600	638,700
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(3)(4)	473	443,317
HSBC Holdings PLC, 4.60% to 12/17/30(3)(4)	721	603,693
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	395	393,025
ING Groep NV, 6.50% to 4/16/25(3)(4)	770	759,428
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(3)(4)	881	808,494
Series X, 6.10% to 10/1/24(3)(4)	545	545,668
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	975	907,068
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(4)	600	606,941
Natwest Group PLC:
4.60% to 6/28/31(3)(4)	200	158,262
6.00% to 12/29/25(3)(4)	229	223,992
8.00% to 8/10/25(3)(4)	778	804,394
PNC Financial Services Group, Inc. (The):
Series S, 5.00% to 11/1/26(3)(4)	485	451,554
Security	Principal Amount (000's omitted)	Value
Banks (continued)
PNC Financial Services Group, Inc. (The): (continued)
Series U, 6.00% to 5/15/27(3)(4)	$800	$ 807,000
Societe Generale S.A.:
4.75% to 5/26/26(2)(3)(4)	636	556,332
5.375% to 11/18/30(2)(3)(4)	506	425,856
Standard Chartered PLC, 4.75% to 1/14/31(2)(3)(4)	577	463,539
SVB Financial Group., Series C, 4.00% to 5/15/26(3)(4)	600	487,140
Truist Financial Corp., Series Q, 5.10% to 3/1/30(3)(4)	134	128,841
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	220	203,912
		$ 14,845,399
Capital Markets — 0.3%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(4)	$425	$ 377,808
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(3)(4)	651	664,280
Series I, 4.00% to 6/1/26(3)(4)	467	425,259
UBS Group AG:
4.375% to 2/10/31(2)(3)(4)	419	337,819
6.875% to 8/7/25(3)(4)(5)	348	356,534
		$ 2,161,700
Diversified Financial Services — 0.2%
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(2)(3)(4)	$914	$ 839,738
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(3)(4)	143	125,988
		$ 965,726
Electric Utilities — 0.4%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$583	$ 533,442
Edison International, Series B, 5.00% to 12/15/26(3)(4)	199	168,371
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	450	448,896
Sempra Energy, 4.125% to 1/1/27, 4/1/52(4)	581	491,826
Southern California Edison Co., Series E, 5.485%, (3 mo. USD LIBOR + 4.199%)(3)(6)	249	229,746
Southern Co. (The), Series B, 5.459%, (3 mo. USD LIBOR + 3.63%), 3/15/57(6)	366	364,719
		$ 2,237,000
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(2)(3)	$824	$ 836,224
		$ 836,224

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(3)(4)	$645	$ 591,027
		$ 591,027
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$408	$ 360,794
		$ 360,794
Insurance — 0.1%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(3)(4)	$469	$ 457,744
		$ 457,744
Multi-Utilities — 0.1%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(3)(4)	$900	$ 812,792
		$ 812,792
Oil, Gas & Consumable Fuels — 0.3%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(3)(4)	$925	$ 841,828
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(3)(4)	658	459,090
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(3)	550	2,890
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(3)(4)	1,050	807,268
		$ 2,111,076
Pipelines — 0.0%(7)
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(3)(4)	$359	$ 274,276
		$ 274,276
Total Debt Obligations (identified cost $28,007,534)		$ 25,653,758

Exchange-Traded Funds — 1.0%
Security	Shares	Value
Equity Funds — 1.0%
Global X U.S. Preferred ETF	130,000	$ 2,912,000
iShares Preferred & Income Securities ETF	86,286	3,000,164
Total Exchange-Traded Funds (identified cost $6,710,738)		$ 5,912,164

Preferred Stocks — 1.5%
Security	Shares	Value
Banks — 0.5%
Citizens Financial Group, Inc., 5.00%	28,000	$ 623,840
First Republic Bank:
Series M, 4.00%	27,012	495,941
Series N, 4.50%	8,273	168,190
JPMorgan Chase & Co., Series LL, 4.625%	17,500	376,075
KeyCorp, 5.65%	25,000	622,500
Truist Financial Corp., 5.25%	5,773	140,457
Wells Fargo & Co., Series L, 7.50% (Convertible)	515	653,535
		$ 3,080,538
Capital Markets — 0.1%
Stifel Financial Corp., Series D, 4.50%	36,350	$ 712,460
		$ 712,460
Electric Utilities — 0.2%
Brookfield BRP Holdings Canada, Inc., 4.625%	24,000	$ 442,560
SCE Trust III, Series H, 5.75% to 3/15/24(4)	14,136	311,699
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	5,882	119,699
SCE Trust V, Series K, 5.45% to 3/15/26(4)	5,504	128,903
SCE Trust VI, 5.00% to 9/21/22(4)	1,041	20,768
		$ 1,023,629
Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., Series A, 6.375%	11,958	$ 308,397
		$ 308,397
Insurance — 0.2%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(4)	18,409	$ 472,927
RenaissanceRe Holdings, Ltd., Series G, 4.20%	43,000	820,870
		$ 1,293,797
Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 7.673%, (3 mo. USD LIBOR + 5.643%)(6)	53,257	$ 1,115,734
		$ 1,115,734
Pipelines — 0.1%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(4)	15,000	$ 340,650
Series E, 7.60% to 5/15/24(4)	14,960	354,552
		$ 695,202

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	2,121	$ 42,144
Series A-1, 6.50%	14,575	327,500
Series A2, 6.375%	19,390	413,589
		$ 783,233
Total Preferred Stocks (identified cost $9,930,250)		$ 9,012,990
Total Investments — 99.8% (identified cost $328,056,754)		$601,127,504
Other Assets, Less Liabilities — 0.2%		$ 1,122,310
Net Assets — 100.0%		$602,249,814
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $6,587,934 or 1.1% of the Fund's net assets.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $356,534 or 0.1% of the Fund's net assets.
(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(7)	Amount is less than 0.05%.
Abbreviations:
LIBOR	– London Interbank Offered Rate
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at July 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

At July 31, 2022, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$560,548,592	$ —	$ —	$560,548,592
Debt Obligations	—	25,653,758	—	25,653,758
Exchange-Traded Funds	5,912,164	—	—	5,912,164
Preferred Stocks	9,012,990	—	—	9,012,990
Total Investments	$575,473,746	$25,653,758	$ —	$601,127,504
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at July 31, 2022 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.